COMMITMENTS (Details)			1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 14, 2020 USD ($) $ / shares shares	Sep. 17, 2019 USD ($) $ / shares shares	May 31, 2019 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Purchase price | $ / shares						$ 1.50
Deferred fee | $					$ 9,625,000
Conversion of stock, ratio			1
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001	0.0001
Number of shares issued and sold			7,187,500
New Blade Warrants
Warrants outstanding	14,166,667
Merger Agreement
Number of shares issued per warrant	0.33
Reference price per share | $ / shares	$ 10.00
Quotient amount | $	$ 356,250,000
Merger Agreement | Blade Stockholders [Member]
Consideration in shares, number of shares issued	9,689,826
Preferred stock, par value | $ / shares	$ 0.00001
Class A Common stock
Number of units issued					27,500,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued and sold					0
Common stock, shares outstanding				5,160,271	1,319,073	5,019,659
Class A Common stock | Merger Agreement
Common stock, par value | $ / shares	0.0001
Class B Common stock
Number of units issued					0
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Conversion of stock, ratio				1		1
Number of shares issued and sold					7,187,500
Common stock, shares outstanding				6,875,000	6,875,000	6,875,000
Class B Common stock | Merger Agreement
Common stock, par value | $ / shares	$ 0.0001
New Blade Common Stock
Conversion of stock, ratio				1
Common stock, shares outstanding	78,903,021
New Blade Common Stock | Merger Agreement
Common stock, par value | $ / shares	$ 0.0001
Conversion of stock, ratio	1
Common Stock | Merger Agreement | Blade Stockholders [Member]
Common stock, par value | $ / shares	$ 0.00001
Consideration in shares, number of shares issued	10,024,296
Preferred stock | Merger Agreement | Blade Stockholders [Member]
Consideration in shares, number of shares issued	16,101,172
Over-allotment option
Term for underwriters to purchase units to cover overallotments		45 days
Maximum number of shares that may be issued to underwriters		3,750,000
Number of units issued		2,500,000
Purchase price | $ / shares		$ 10.00
Forfeiture of option to exercise the remaining units		1,250,000
Cash underwriting discount per unit | $ / shares		$ 0.20
Cash underwriting discount | $		$ 5,500,000
Deferred fee per unit | $ / shares		$ 0.35
Deferred fee | $		$ 9,625,000
Pipe investment | New Blade Common Stock | Merger Agreement
Number of shares issued and sold	12,500,000
Issue price per share | $ / shares	$ 10.00
Aggregate purchase price | $	$ 125,000,000